Employees - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 EUR (€) Sk	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 EUR (€)
Disclosure of Pension Plans [Line Items]
Defined benefit liabilities		13.00%	13.00%
Actual return on plan assets		€ 2,015,000,000		€ 2,541,000,000
Actual return on plan assets		1,475,000,000
Interest income		540,000,000
Property occupied by Unilever		€ 1,467,000,000		1,461,000,000
Pension Liabilities [member]
Disclosure of Pension Plans [Line Items]
Defined benefit liabilities		96.00%	96.00%
Special benefits trust [member]
Disclosure of Pension Plans [Line Items]
Excluded plan assets		€ 63,000,000		79,000,000
Escrow [member]
Disclosure of Pension Plans [Line Items]
Excluded plan assets				68,000,000
Unilever [member]
Disclosure of Pension Plans [Line Items]
Equity securities		14,000,000		12,000,000
Property occupied by Unilever		€ 32,000,000		€ 34,000,000
Percentage of plan assets in equity securities		0.10%		0.10%
United Kingdom [member]
Disclosure of Pension Plans [Line Items]
Percentage of long term trend future improvements		1.00%	1.00%
2016 CMI core projections (Sk) | Sk		7.5
United Kingdom [member] | Interest Rate Risk [Member]
Disclosure of Pension Plans [Line Items]
Degree of hedging of liabilities, percentage		45.00%	45.00%	35.00%
Netherlands [member] | Interest Rate Risk [Member]
Disclosure of Pension Plans [Line Items]
Degree of hedging of liabilities, percentage		30.00%	30.00%	35.00%
Defined benefit plans [member]
Disclosure of Pension Plans [Line Items]
Current estimated group employer contributions, payable in 2017 excluding UK pension fund deficit contributions | £	£ 0		£ 600,000,000
Other post-employment benefit plans [member]
Disclosure of Pension Plans [Line Items]
Period of level of medical cost inflation		5 years	5 years
Other post-employment benefit plans [member] | Bottom of range [member]
Disclosure of Pension Plans [Line Items]
Rate of level of medical cost inflation		7.00%
Liabilities [member]
Disclosure of Pension Plans [Line Items]
Defined benefit liabilities		85.00%	85.00%